Long-Term Payable	6 Months Ended
Dec. 31, 2024
Long-Term Payable [Abstract]
LONG-TERM PAYABLE

Note 6 — LONG-TERM PAYABLE

	As of December 31, 2024	As of June 30, 2024
Long-term payable, current	$998,023	$1,050,000
Long-term payable, non-current	—	440,129
Total	$998,023	$1,490,129

Long-term payable represents the remaining balance for desulfurizing towers of Top Diligence and Top Elegance. The total consideration for the desulfurizing towers is US$2,100,000, which should be paid within two years. The balance for Top Diligence shall be paid in four installments of $262,500 every six months from October 17, 2023 to October 16, 2025 and was discounted at a rate of 6.96%. The balance for Top Elegance shall be paid in four installments of $$262,500 every six months from December 18, 2023 to December 17, 2025 and was discounted at a rate of 6.85%. The carrying amount of the long-term payable is shown net of total unamortized discount of US$51,977 as of December 31, 2024. Amortization of the discounts is reported in the income statement as interest expense.